STATEMENT OF FINANCIAL HIGHLIGHTS - $ / shares		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Limited Partner [Member] | Millburn Multi-Markets Trading L.P. [Member]
Ratios to average net asset value:
Expenses	[1],[2]	2.57%		2.47%
Total expenses	[2]	2.76%		2.56%
Net investment loss	[1],[2]	(2.54%)		(1.56%)
Total return before General Partner profit share allocation		7.55%		(10.95%)
Less: General Partner profit share allocation		0.19%		0.09%
Total return after General Partner profit share allocation		7.36%		(11.04%)
General Partner profit share allocation		0.19%		0.09%
Tracking Partner [Member] | Millburn Multi-Markets Trading L.P. [Member]
Ratios to average net asset value:
Expenses	[3],[4]	2.62%		2.64%
Total expenses	[4]	2.62%		2.64%
Net investment loss	[3],[4]	(2.59%)		(1.76%)
Total return before General Partner profit share allocation		7.72%		(11.80%)
Less: General Partner profit share allocation
Total return after General Partner profit share allocation		7.72%		(11.80%)
General Partner profit share allocation	[5]
Series A [Member] | Limited Partner [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
NET ASSET VALUE PER UNIT — Beginning of year		$ 1,089.83		$ 1,263.51
Net investment loss		(55.78)	[6]	(42.52)	[7]
Total trading and investing losses		113.74	[6]	(131.16)	[7]
Net loss before profit share allocation from the Master Fund		57.96		(173.68)
Less profit share allocation from the Master Fund		(0)	[6],[8]	(0)	[7],[9]
Net loss after profit share allocation from the Master Fund		57.96		(173.68)
NET ASSET VALUE PER UNIT — End of year		$ 1,147.79		$ 1,089.83
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		5.32%		(13.75%)
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		(0.00%)			[9]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		5.32%		(13.75%)
Ratios to average net asset value:
Expenses		4.87%	[10]	4.89%	[11]
Profit share allocation from Master Fund			[8]		[9]
Total expenses		4.87%		4.89%
Net investment loss		(4.84%)	[10],[12]	(396.00%)	[11],[13]
Series B [Member] | Limited Partner [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
NET ASSET VALUE PER UNIT — Beginning of year		$ 1,299.02		$ 1,476.27
Net investment loss		(39.33)	[6]	(25.17)	[7]
Total trading and investing losses		136.02	[6]	(152.08)	[7]
Net loss before profit share allocation from the Master Fund		96.69		(177.25)
Less profit share allocation from the Master Fund		(0)	[6],[8]	(0)	[7],[9]
Net loss after profit share allocation from the Master Fund		96.69		(177.25)
NET ASSET VALUE PER UNIT — End of year		$ 1,395.71		$ 1,299.02
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		7.44%		(12.01%)
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		(0.00%)			[9]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		7.44%		(12.01%)
Ratios to average net asset value:
Expenses		2.86%	[10]	2.89%	[11]
Profit share allocation from Master Fund			[8]		[9]
Total expenses		2.86%		2.89%
Net investment loss		(2.83%)	[10],[12]	(199.00%)	[11],[13]
Series C [Member] | Limited Partner [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
NET ASSET VALUE PER UNIT — Beginning of year		$ 1,325.38		$ 1,506.23
Net investment loss		(40.12)	[6]	(26.03)	[7]
Total trading and investing losses		138.77	[6]	(154.82)	[7]
Net loss before profit share allocation from the Master Fund		98.65		(180.85)
Less profit share allocation from the Master Fund		(0)	[6],[8]	(0)	[7],[9]
Net loss after profit share allocation from the Master Fund		98.65		(180.85)
NET ASSET VALUE PER UNIT — End of year		$ 1,424.03		$ 1,325.38
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		7.44%		(12.01%)
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		(0.00%)			[9]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		7.44%		(12.01%)
Ratios to average net asset value:
Expenses		2.86%	[10]	2.89%	[11]
Profit share allocation from Master Fund			[8]		[9]
Total expenses		2.86%		2.89%
Net investment loss		(2.83%)	[10],[12]	(202.00%)	[11],[13]
Series D [Member] | Limited Partner [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
NET ASSET VALUE PER UNIT — Beginning of year		$ 1,251.08		$ 1,432.49
Net investment loss		(47.66)	[6]	(34.83)	[7]
Total trading and investing losses		134.81	[6]	(146.58)	[7]
Net loss before profit share allocation from the Master Fund		87.15		(181.41)
Less profit share allocation from the Master Fund		4.67	[6],[8]	(0)	[7],[9]
Net loss after profit share allocation from the Master Fund		82.48		(181.41)
NET ASSET VALUE PER UNIT — End of year		$ 1,333.56		$ 1,251.08
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		6.94%		(12.66%)
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		35.00%			[9]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		6.59%		(12.66%)
Ratios to average net asset value:
Expenses		3.63%	[10]	3.64%	[11]
Profit share allocation from Master Fund		35.00%	[8]		[9]
Total expenses		3.98%		3.64%
Net investment loss		(3.59%)	[10],[12]	(289.00%)	[11],[13]

[1]	Excludes General Partner profit share allocation.
[2]	Includes the proportionate share of expenses of the U.S. Feeder and Cayman Feeder (as defined in Footnote 1).
[3]	Excludes General Partner profit share allocation.
[4]	Includes the proportionate share of expenses of the U.S. Feeder and Cayman Feeder (as defined in Footnote 1).
[5]	In instances of 0.00, value is less than 0.01 when rounded to two decimal places.
[6]	The net investment loss per unit and profit share allocation from the Master Fund per unit is calculated by dividing the net investment loss and profit share allocation from the Master Fund by the average number of units outstanding during the year. Total trading and investing losses is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
[7]	The net investment loss per unit and profit share allocation from the Master Fund per unit is calculated by dividing the net investment loss and profit share allocation from the Master Fund by the average number of units outstanding during the year. Total trading and investing losses is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
[8]	Profit share for Series B and C is calculated based on Series B and C aggregate trading profits and may be impacted by rebalancing due to monthly capital activity.
[9]	Profit share for Series B and C is calculated based on Series B and C aggregate trading profits and may be impacted by rebalancing due to monthly capital activity.
[10]	Includes the Partnership’s proportionate share of income and expense allocated from the Master Fund.
[11]	Includes the Partnership’s proportionate share of income and expense allocated from the Master Fund.
[12]	Excludes profit share allocation from the Master Fund.
[13]	Excludes profit share allocation from the Master Fund.